Retirement Advantage

The Ohio National Life Insurance Company

Ohio National Variable Account D

Supplement dated November 1, 2012

to the Prospectus dated May 1, 2012

The following supplements and amends the prospectus dated May 1, 2012:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective November 1, 2012, the following is an additional Available Fund under your contract:

Fund	Investment Adviser (Subadviser)
Janus Aspen Series
INTECH U.S. Low Volatility Portfolio	Janus Capital Management LLC